Equity	12 Months Ended
Jun. 30, 2025
Share Capital Reserves And Other Equity [Abstract]
Equity

28. Equity

The fully subscribed and paid-in share capital as of June 30, 2025 is R$593, represented by 116,996,507 ordinary shares.

Our authorized share capital is US$1,500,000 consisting of 1,400,000,000 Ordinary Shares and 100,000,000 preferred shares.

Ordinary Shares

Lavoro ordinary shares have a par value of US$0.001 and are entitled to one vote per share, excepted the 3,006,049 Founder Shares, that were detailed in Note 23.

Treasury Shares

As explained in note 23, the shares hold by FPA investors were sold to the Group in 2025 and hold as treasure shares, part of these shares were used to purchase the non-controlling interest as explained in note 27. As of June 30, 2025 the Group hold 2,410,750 in treasure shares.

Other capital reserves

Other capital reserves is comprised of a reserve set-up by the Group share-based payment (an equity-settled share-based compensation plan).

Share-based payment

Accounting policy for share-based payment

Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. That cost is recognized in personnel expenses (Note 30), together with a corresponding increase in equity (other capital reserves), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest.

Service conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.

Share Options

On August 17, 2022, the Group approved the Lavoro Agro Holding S.A. Long-Term Incentive Policy (the “Lavoro Share Plan”). Under the Lavoro Share Plan, individuals selected by the Lavoro board of directors (“Selected Employees”) are eligible to receive incentive compensation consisting of cash, assets or share options issued by Lavoro Agro Limited, in an amount linked to the appreciation in the Lavoro Agro Limited share price at the time of the liquidity event, upon the satisfaction of certain conditions, as described below.

Lavoro has granted share options as incentive compensation to Selected Employees. Share options granted under the Lavoro Share Plan will vest in the event the following market conditions are met (the “Market Conditions”):

(i)      the occurrence of a liquidity event satisfying a minimum internal rate of return specified in the Lavoro Share Plan; and

(ii)    the price per share obtained under such liquidity event must be greater than or equal to one of the following amounts:

(a)    a pre-established reference price multiplied by three; or

(b)    an amount calculated in accordance with a pre-established formula, in each case specified under the Lavoro Share Plan.

Moreover, upon the satisfaction of the Market Conditions, such share options will vest according to the following schedule (the “Service Conditions”):

(i)      one-third of the options vest on the third anniversary of the grant date;

(ii)    one-third of the options vest on the fourth anniversary of the grant date; and

(iii)  one-third of the options vest on the fifth anniversary of the grant date.

The Lavoro Share Plan has a term of five years: if the Market Conditions have not been satisfied within this year, all options granted under the Lavoro Share Plan will be extinguished, with no further payment or incentive obligation remaining due by Lavoro. The consummation of the SPAC Transaction (see note 1) did not satisfy the Market Conditions.

As of February 28, 2023, the shareholders of Lavoro approved the Lavoro Share Plan. As a result, Lavoro reserved for issuance the number of ordinary shares equal to the number of Lavoro Share Plan Shares under the Lavoro Share Plan, as adjusted in accordance with the Business Combination Agreement, in an amount of 1,663,405 ordinary shares.

The exercise price of the share-based payment is equal to the options price agreed with the employee in the contracts, representing the amount of R$1 monetarily adjusted until the date on which the liquidity event occurs.

The fair value of share options granted is estimated at the date of grant considering the terms and conditions using the Black-Scholes model, taking into account the terms and conditions on which the share options were granted. The model also takes into account historical and expected dividends, and the share price volatility of Lavoro.

The expense recognized for employee services received during the year and the number of options granted is shown in the following tables:

Other capital reserves

At June 30, 2023	14,533

Share-based payments expense during the year	25

At June 30, 2024	14,558

Share-based payments expense during the year	1,188

At June 30, 2025	15,746

Options Outstanding

At June 30, 2023	45,718,732

Forfeited options	(4,400,022)

At June 30, 2024	41,318,710

Forfeited options	(1,975,000)

At June 30, 2025	39,343,710

The weighted average fair value of the options granted was R$0.44 per option. The significant data included in the model were: weighted average share price of R$2.88 on the grant date, exercise price presented above, volatility of 33.88%, no dividend yield, an expected option life of 3.37 years and a risk-free annual interest rate of 12.45%.

Lavoro Limited Restricted Stock Unit Plan (“RSU Plan”)

On May 26, 2023 the Board of Directors approved a long-term incentive plan (the “Restricted Stock Unit Plan” or the “RSU Plan”) in which beneficiaries will be granted equity awards pursuant to the terms and conditions of the RSU Plan and any applicable award agreement. Each RSU, once all the conditions under the plan are met, shall entitle the participant to receive one share issued by Lavoro Limited at no cost.

The total number of shares that may be delivered to the participants within the scope of the plan shall not exceed five percent of shares representing the Group’s total share capital.

On August 16, 2023 and September 28, 2023, (the grant date), the board of directors of Lavoro (the “Board”) approved the RSU Plan, which provides for the grant of restricted stock units to participants identified by the Board.

The RSUs will vest according to the following schedule, except if otherwise established by the Board of Directors:

(i)      one-third of the options vest on the third anniversary of the vesting date;

(ii)    one-third of the options vest on the fourth anniversary of the vesting date; and

(iii)  one-third of the options vest on the fifth anniversary of the vesting date.

In the event of termination/dismissal of the participant, all unvested RSUs shall be automatically extinguished with not compensation rights. participant, all RSUs whose vesting period has not elapsed on the date of such termination/dismissal shall be automatically extinguished without being entitled any right to compensation.

The fair value of shares granted was measured at the market price of Lavoro’s share at the grant date.

On December 27, 2024, (the grant date), the board of directors of Lavoro (the “Board”) approved the RSU Plan, which provides for the grant of restricted stock units to participants identified by the Board.

As of June 30, 2025, the number of RSU granted is shown in the following tables:

RSUs Outstanding

At June 30, 2023	—

Granted	1,597,076
Forfeited	(142,740)

At June 30, 2024	1,454,336

Granted	359,591
Forfeited	(257,575)

At June 30, 2025	1,556,352

The weighted average fair value of the shares granted was R$27.65 per share.

The expense for employee services received during the year was R$9,151.

Earnings per share

Earnings (loss) per share is calculated by dividing the profit (loss) for the year attributable to equity holders of the parent by the weighted average number of common shares available during the fiscal year. Diluted earnings (loss) per share is calculated by adjusting the weighted average number of common shares, presuming the conversion of all the potential diluted common shares.

The table below show data used in calculating basic and diluted earnings (loss) per share attributable to the equity holders of the parent:

	2025	2024	2023

Weighted average ordinary shares of Lavoro	112,987	113,602	113,602
Effects of dilution from:
Share-based payment (i)	1,846	2,066	1,605
Restricted stock unit plan (ii)	1,406	1,410	—
Number of ordinary shares adjusted for the effect of dilution	116,239	117,078	115,207

Loss for the year attributable to net investment of the parent/equity holders of the parent	(2,667,494)	(762,452)	(260,710)

Basic loss per share	(23.61)	(6.71)	(2.29)
Diluted loss per share	(23.61)	(6.71)	(2.29)

(i)       Based on the numbers of shares reserved by Lavoro Limited to the Lavoro Share Plan, as explained above.

(ii)      Based on the numbers of shares reserved by Lavoro Limited to the Lavoro RSU Plan, as explained above.

The Group reported a loss for the year ended June 30, 2025 and 2024, accordingly the ordinary shares related to the share-based payment and RSU Plan have a non-dilutive effect and therefore were not considered in the total number of shares outstanding to determine the diluted earnings (loss) per share.

All public and private warrants are out of the money as of June 30, 2025 and 2024; therefore, the approximately 6,012,085 and 4,071,507 public and private warrants, respectively, were not included in the calculation of the diluted (loss) profit per share. Similarly, the 3,060,662 Founder Shares, that were detailed in Note 23 were not considered in the calculation of the diluted loss per share due to the Group’s market share price.